Credit facility	12 Months Ended
Mar. 31, 2026
Borrowing costs [abstract]
Credit facility	Credit facilityThe Company has credit facilities, which include a $7,500 demand revolving operating credit facility (the "Revolver"). The Revolver is available for letters of credit or letters of guarantee for general corporate and working capital purposes.